Stock-based compensation	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-based compensation

Note 11. Stock-based compensation

In 2015, the Company established its 2015 Stock Plan (the “Plan”). The purpose of the 2015 Stock Plan is to attract and retain the best available personnel for positions of substantial responsibility, to provide additional incentive to Employees and Consultants, and to promote the success of the Company’s business. Options granted under the Plan may be Incentive Stock Options or Non-statutory Stock Options, as determined by the Administrator at the time of grant of an option and subject to the applicable provisions of Section 422, Incentive Stock Options (“ISO”), of the Internal Revenue Code and the regulations promulgated thereunder. Restricted Stock Awards (“RSA”) may also be granted under the Plan. Restricted stock awards typically vest monthly over 1, 2, or 4 years. As of December 31, 2020, the Company has reserved 59,767,222 shares of common stock for issuance under the Plan.

Options under the Plan may be granted for periods of up to ten years. All options issued to date have had a 10-year life. The exercise price of an ISO shall not be no less than 100% of the estimated fair value of the shares on the date of grant, as determined by the Board of Directors. The exercise price of an ISO granted to a 10% shareholder shall not be less than 110% of the estimated fair value of the shares on the date of grant, as determined by the Board of Directors. To date, options granted generally vest over four years and vest at a rate of 25% upon the first anniversary of the issuance date and 1/36th per month thereafter. The Company accounts for forfeitures as they occur.

The exercise price of stock options granted in 2019 and 2020 were determined based on the fair value of stock at the date of grant obtained by the Company on a contemporaneous basis from an independent valuation firm. The valuation firm used a PWERM to estimate the aggregate enterprise value of the Company at each valuation date. The PWERM involves applying appropriate risk adjusted discount rates to future values for the enterprise assuming various possible scenarios. The projections used in connection with these valuations were based on the Company’s expected operating performance over the forecast period. Share value is based on the probability-weighted present value of expected future returns to the equity investor considering each of the likely future scenarios available to the enterprise, and the rights and preferences of each share class.

Certain employees have the right to early exercise unvested stock options, subject to rights held by the Company to repurchase unvested shares in the event of voluntary or involuntary termination. The Company accounts for cash received in consideration for the early exercise of unvested stock options as a non-current liability, included as a component of other liabilities in the Company’s consolidated balance sheets.

On October 12, 2020 the Company issued $1.1 million partial recourse promissory notes to certain executives and employees. The promissory notes carry 0.38% annual cash interest and are due on earliest of 9th anniversary of the date of issuance of the notes, or termination of employment of the executive/employee, or filing by the Company of a registration statement under the Securities Act of 1933, or promissory notes being prohibited under Section 13(k) of the Securities Exchange Act of 1934 or closing of change a in control of the Company. At issuance the promissory notes were used to settle certain executives’ and employees’ obligations for 2,883,672 vested and 4,603,833 unvested ISOs that were exercised and no cash was exchanged.

For those shares issued in connection with early exercises, there were 172,051 and 8,834,409 unvested shares outstanding as of December 31, 2019 and 2020, respectively, and approximately $0.1 million and $0.6 million related liabilities at respective dates. The number of options early exercised for the years ended December 31, 2019 and 2020 were nil and 13,520,527, respectively.

The Company recognized stock-based compensation for all stock options in the statements of operations and comprehensive loss as follows (in thousands):

	Year Ended December 31,
	2019	2020
Cost of revenue	$58	$657
Research and development	621	6,059
Sales and marketing	140	640
General and administrative	474	4,701

Total stock-based compensation	$1,293	$12,057

Stock option activity for the years ended December 31, 2019 and 2020 is as follows:

	Number of Shares Available for Grant	Number of Shares Underlying Outstanding Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding—January 1, 2019	262,815	1,390,115	$3.68	9.5	$2,943
Additional shares authorized	683,008	—
Options granted	(1,298,500)	1,298,500	5.80	7.5	206
RSA’s granted	(1,000)	—
Options exercised	—	(12,152)	4.19	0.5	21
Options cancelled	401,618	(401,618)	5.14		330

Outstanding—December 31, 2019	47,941	2,274,845	$4.63	8.8	$3,020
Additional shares authorized	56,210,221	—
Options granted	(53,560,671)	53,560,671	0.32	9.4	363,941
RSA’s granted	(2,299,902)	—
Options exercised	—	(17,379,928)	0.14	9.5	121,106
Options cancelled	1,861,549	(1,861,549)	1.11		—

Outstanding—December 31, 2020	2,259,138	36,594,039	$0.39	9.6	$245,746

Vested and expected to vest—December 31, 2020		36,594,039	$0.39	9.6	$245,746

Exercisable—December 31, 2020		7,303,658	$0.20	9.4	$50,493

The following table summarizes information about stock options outstanding and exercisable at December 31, 2020.

	Options Outstanding			Options Exercisable
Exercise Price	Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Options Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$0.13	10,296,885	9.40	$0.13	4,924,366	9.40	$0.13
$0.15	15,533,751	9.74	$0.15	1,870,056	9.74	$0.15
$0.26	50,000	0.45	$0.26	50,000	0.45	$0.26
$1.00	10,700,000	9.75	$1.00	445,833	9.75	$0.26
$3.92	11,342	0.45	$3.92	11,342	0.45	$3.92
$5.80	2,061	0.45	$5.80	2,061	0.45	$5.80

	36,594,039			7,303,658

The weighted average grant date fair value of options granted during the years ended December 31, 2019 and 2020 was $3.09 and $0.78, respectively.

As of December 31, 2020, there was approximately $34.6 million of unamortized stock-based compensation expense related to unvested stock options that is expected to be recognized over a weighted average period of 1.78 years.

Cash received from option exercises and purchases of shares was $0.1 million and $0.4 million for years ended December 31, 2019 and 2020, respectively.

The fair value of each option is estimated at the date of grant using the Black-Scholes option pricing model, based on the following assumptions:

	Year Ended December 31,
	2019	2020
Expected term (in years)	6.0	5.0 - 6.1
Risk-free interest rate	1.5 to 2.4%	0.3 to 1.5%
Expected volatility	55.3%—58.0%	57.4%—63.3%
Expected dividend rate	0%	0%

Restricted Stock Awards (“RSA”)

A summary of RSAs activity under the Plan is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value (per share)
Unvested – January 1, 2020	49,581	$0.58
Granted during the year	2,299,902	0.46
Canceled during the year	(150,630)	0.35
Vested during the year	(2,140,897)	0.52

Unvested – December 31, 2020	57,956	$0.67

The weighted-average estimated fair value of RSAs granted in the years ended December 31, 2019 and 2020 was $5.88 and $0.46 per share, respectively. The total fair value of RSAs vested during the years ended December 31, 2020, and 2019 was $1.1 million, and $0.1 million, respectively.